Direct Financing and Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2014
Components of Net Investment in Direct Financing and Sales-Type Leases Reported in Container Ownership Segment

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2014 and 2013 were as follows:

	2014	2013
Future minimum lease payments receivable	$422,451	$326,273
Residual value of containers	8,650	9,055
Less unearned income	(62,096)	(53,207)

Net investment in direct financing and sales-type leases	$369,005	$282,121

Amounts due within one year	$89,003	$64,811
Amounts due beyond one year	280,002	217,310

Net investment in direct financing and sales-type leases	$369,005	$282,121

Net Investment in Direct Finance Leases and Sales-Type Leases

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of December 31, 2014, the aging would be as follows:

1-30 days past due	$133,906
31-60 days past due	619
61-90 days past due	—
Greater than 90 days past due	22,877

Total past due	157,402
Current	265,049

Total future minumum lease payments	$422,451

Changes in the Carrying Amount of the Allowance for Doubtful Accounts

The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the years ended December 31, 2014 and 2013 are as follows:

Balance as of December 31, 2012	$451
Additions charged to expense	187
Write-offs	(25)

Balance as of December 31, 2013	613
Additions charged to expense	530
Write-offs	—

Balance as of December 31, 2014	$1,143

Future Minimum Lease Payments Receivable Under Direct Financing and Sales-type Leases

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2014:

Year ending December 31:
2015	$112,636
2016	99,739
2017	100,461
2018	40,953
2019 and thereafter	68,662

Total future minimum lease payments receivable	$422,451